J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated February 10, 2025

to the current Summary Prospectuses and Prospectuses, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Emil Babayev	2016	Managing Director
Turker Hamzaoglu	2025	Executive Director
Andrew Bartlett	2025	Executive Director
Pierre-Yves Bareau	2009	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Emerging Markets Debt Fund” section of each Prospectus is deleted in its entirety and replaced with the following:

Emerging Markets Debt Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Emil M. Babayev, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Fund. Mr. Babayev is supported in his role by Turker Hamzaoglu, Executive Director, Andrew Bartlett, Executive Director and CFA charterholder and Pierre-Yves Bareau, Managing Director, who complete the portfolio management team of the Fund. Mr. Babayev is a member of the Global Fixed Income, Currency & Commodities Group (GFICC) and is the lead portfolio manager for hard currency debt strategies within the Emerging Markets Debt Team. He has been an employee of JPMIM since 2000 and a portfolio manager for the Fund since March 2016. Mr. Hamzaoglu is a member of the GFICC group and a portfolio manager for hard currency debt strategies within the Emerging Markets Debt Team. He has been an employee of JPMIM since 2016 and a portfolio manager of the Fund since February 2025. Mr. Bartlett is a member of the GFICC group and a portfolio manager within the Emerging Markets Debt team responsible for macroeconomic research on sovereign debt. He has been an employee of JPMIM since 2007 and a portfolio manager of the Fund since February 2025. Mr. Bareau has been a portfolio manager for the Fund and an employee of JPMIM since October 2009. He is the Head and Chief Investment Officer of the Emerging Markets Debt team in the GFICC group. He is responsible for coordinating resources located in New York, London, Asia and Latin America.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-EMD-PM-225

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated February 10, 2025

to the current Statement of Additional Information, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” sections of the Statement of Additional Information (“SAI”) with respect to the Fund are hereby deleted in their entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Emerging Markets Debt Fund
Emil Babayev	6	630,444	11	3,630,834	36	12,048,982
Turker Hamzaoglu*	0	0	1	428,726	0	0
Andrew Bartlett*	3	796,693	11	2,714,056	37	13,325,083
Pierre-Yves Bareau	1	137,196	20	8,209,703	31	9,973,188

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Emerging Markets Debt Fund
Emil Babayev	0	0	0	0	8	1,712,842
Turker Hamzaoglu*	0	0	0	0	0	0
Andrew Bartlett*	0	0	0	0	5	1,653,025
Pierre-Yves Bareau	0	0	0	0	1	75,827

*	As of 12/31/24.

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Emerging Markets Debt Fund
Emil Babayev					X
Turker Hamzaoglu			X
Andrew Bartlett**				X
Pierre-Yves Bareau	X

**	As of 1/31/25.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-EMD-225